Derivative Instruments and Hedging Activities - Gain (Loss) for Derivative Instruments Not Designated or Qualifying as Hedging Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Foreign Currency Transaction Gain (Loss), Unrealized	$ 16,656	$ (16,194)	$ (2,805)
Unrealized gains (losses)	42,652	(16,467)	(3,133)
Realized and unrealized gain (loss) on non-designated derivative instruments (note 13)	8,523	(33,334)	(13,361)
Foreign Currency Transaction Gain (Loss), before Tax, Total	$ 8,612	(21,356)	(9,640)
Gain (Loss) for Derivative Instruments Not Designated or Qualifying as Hedging Instruments	The effect of the gain (loss) on these derivatives on the Company’s consolidated statements of income is as follows:

	Year Ended December 31,
	2021 $			2020 $			2019 $
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total
Interest rate swap agreements	(16,117)	42,652	26,535	(16,626)	(16,669)	(33,295)	(10,081)	(2,891)	(12,972)
Interest rate swap agreements termination	(18,012)	—	(18,012)	—	—	—	—	—	—
Foreign currency forward contracts	—	—	—	(241)	202	(39)	(147)	(202)	(349)
Toledo Spirit time- charter derivative	—	—	—	—	—	—	—	(40)	(40)
	(34,129)	42,652	8,523	(16,867)	(16,467)	(33,334)	(10,228)	(3,133)	(13,361)
The effect of the gain (loss) on these derivatives on the Company's consolidated statements of income is as follows:

	Year Ended December 31,
	2021 $			2020 $			2019 $
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total
Cross currency swap agreements	(5,294)	4,705	(589)	(6,588)	26,832	20,244	(5,061)	(13,239)	(18,300)
Cross currency swap agreements maturity and termination	(2,470)	—	(2,470)	(33,844)	—	(33,844)	—	—	—
	(7,764)	4,705	(3,059)	(40,432)	26,832	(13,600)	(5,061)	(13,239)	(18,300)

Gain (Loss) on Derivative Instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)	$ (34,129)	(16,867)	(10,228)
Realized and unrealized gain (loss) on non-designated derivative instruments (note 13)	8,523	(33,334)	(13,361)
Derivative Instruments Not Designated As Hedging Instruments Unrealized Gain (Loss) Net	42,652	(16,467)	(3,133)
Foreign currency gain (loss)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Foreign Currency Transaction Gain (Loss), Realized	(7,764)	(40,432)	(5,061)
Foreign Currency Transaction Gain (Loss), Unrealized	4,705	26,832	(13,239)
Foreign Currency Transaction Gain (Loss), before Tax, Total	(3,059)	(13,600)	(18,300)
Interest rate swap agreements | Gain (Loss) on Derivative Instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)	(16,117)	(16,626)	(10,081)
Realized and unrealized gain (loss) on non-designated derivative instruments (note 13)	26,535	(33,295)	(12,972)
Derivative Instruments Not Designated As Hedging Instruments Unrealized Gain (Loss) Net	42,652	(16,669)	(2,891)
Interest rate swap agreements termination | Gain (Loss) on Derivative Instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)	(18,012)	0	0
Realized and unrealized gain (loss) on non-designated derivative instruments (note 13)	(18,012)	0	0
Derivative Instruments Not Designated As Hedging Instruments Unrealized Gain (Loss) Net	0	0	0
Foreign currency forward contracts | Gain (Loss) on Derivative Instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)	0	(241)	(147)
Realized and unrealized gain (loss) on non-designated derivative instruments (note 13)	0	(39)	(349)
Derivative Instruments Not Designated As Hedging Instruments Unrealized Gain (Loss) Net	0	202	(202)
Cross currency swap agreements | Gain (Loss) on Derivative Instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)	0	0	0
Realized and unrealized gain (loss) on non-designated derivative instruments (note 13)	0	0	(40)
Derivative Instruments Not Designated As Hedging Instruments Unrealized Gain (Loss) Net	0	0	(40)
Cross-Currency Interest Rate Contract | Foreign currency gain (loss)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Foreign Currency Transaction Gain (Loss), Realized	(5,294)	(6,588)	(5,061)
Foreign Currency Transaction Gain (Loss), Unrealized	4,705	26,832	(13,239)
Foreign Currency Transaction Gain (Loss), before Tax, Total	(589)	20,244	(18,300)
Cross Currency Swap Agreement Terminaton | Foreign currency gain (loss)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Foreign Currency Transaction Gain (Loss), Realized	(2,470)	(33,844)	0
Foreign Currency Transaction Gain (Loss), Unrealized	0	0	0
Foreign Currency Transaction Gain (Loss), before Tax, Total	$ (2,470)	$ (33,844)	$ 0